Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Details Textual)														1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended		190 Months Ended	196 Months Ended
	Feb. 21, 2018 $ / shares shares	Jan. 15, 2018 $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Apr. 19, 2017 $ / shares shares	Feb. 22, 2017 USD ($)	Jan. 19, 2017 USD ($) $ / shares shares	Nov. 29, 2016 USD ($) $ / shares shares	Oct. 27, 2016 shares	Oct. 04, 2016 $ / shares shares	Jul. 01, 2016 $ / shares shares	Mar. 31, 2016 shares	Aug. 31, 2015 USD ($) $ / shares shares	Feb. 04, 2014 USD ($) $ / shares shares	Jan. 31, 2018 $ / shares shares	May 31, 2016 shares	Dec. 31, 2017 USD ($) $ / shares shares	Jul. 06, 2016 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Sep. 30, 2016 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 02, 2018 $ / shares shares	Dec. 28, 2017 $ / shares shares	Jan. 29, 2017 shares	Sep. 15, 2016 shares	Sep. 14, 2016 shares	Apr. 21, 2016 shares	Mar. 25, 2016 $ / shares shares
Shares Issued, Price Per Share | $ / shares												$ 9
Underwriter Price | $ / shares												8.28
Underwriting Discount | $ / shares												$ 0.72
Underwriting Commission												8.00%
Proceeds from Issuance or Sale of Equity, Total | $												$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units Period												45 days
Option Granted to Underwriter to Purchase Additional Units Number of Units Granted												250,000
Underwriting Agreement Non-accountable Expense Allowance Percentage												1.00%
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01			$ 0.01					$ 0.01							$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Share Price | $ / shares																				$ 4.125
Class of Warrant or Right, Outstanding																1,951,257		2,556,382			1,951,257		1,951,257	2,556,382
Stock Issued During Period, Value, New Issues | $																		$ 2,755,087	$ 3,421,188		$ 3,421,188
Stock Issued During Period, Shares, New Issues									400,000
Proceeds from Issuance of Convertible Preferred Stock | $																					$ 1,300,001
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																		0.00%			0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																					59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																					66.00%	66.00%
Reverse Shares Issued for Escrow Pursuant to Termination of Agreement, Shares				400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																1,728,264		2,154,442			1,728,264		1,728,264	2,154,442
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares																$ 2.29		$ 2.05			$ 2.29		$ 2.29	$ 2.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																		9 years 146 days			9 years 164 days
Class of Warrant or Right Number of Warrants Vested and Exercisable																1,253,311		2,556,382			1,253,311		1,253,311	2,556,382
Allocated Share-based Compensation Expense, Total | $																		$ 460,368	18,276		$ 1,892,159	$ 165,271
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $																$ 1,139,172		$ 997,772			$ 1,139,172		$ 1,139,172	$ 997,772
Common Stock, Shares Authorized								8,000,000								50,000,000		50,000,000			50,000,000	50,000,000	50,000,000	50,000,000		50,000,000	24,000,000	200,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | $																$ 1,900,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio								25
Vice President of Sales [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01								$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000								40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.97								$ 3.75
Number of Equal Installments Options are Expected to Vest		4								6
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																									5,000,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	0.01																								$ 0.01
Common Stock, Shares Authorized																									50,000,000
Subsequent Event [Member] | Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																									5,000,000
The 2016 Registered Direct Offering [Member]
Proceeds from Issuance or Sale of Equity, Total | $							$ 1,983,337
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 4.46
Share Price | $ / shares							$ 2.62
Stock Issued During Period, Value, New Issues | $																						$ 1,625,905
Stock Issued During Period, Shares, New Issues							756,999
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							756,999
Class of Warrant or Right Term							5 years
Class of Warrant or Right, Vesting Period							180 days
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs | $							$ 1,739,770																$ 1,739,770	$ 1,739,770
The 2017 Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Total | $						$ 3,937,500
Share Price | $ / shares						$ 2.25
Stock Issued During Period, Shares, New Issues						1,750,000
Share Per Each Unit						1
Over-Allotment Option [Member]
Shares Issued, Price Per Share | $ / shares	$ 0.9497
Proceeds from Issuance or Sale of Equity, Total | $					$ 358,312																		$ 358,312	$ 358,312
Stock Issued During Period, Value, New Issues | $																		$ 204,422	393,750		$ 393,750
Stock Issued During Period, Shares, New Issues	215,247
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase						175,000								290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase						35,000								87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase | $ / shares						$ 0.01								$ 0.001
Over-Allotment Option [Member] | Subsequent Event [Member]
Share Price | $ / shares	$ 0.9497
Stock Issued During Period, Shares, New Issues	215,247
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase														290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase														87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase | $ / shares														$ 0.001
Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.26
Stock Issued During Period, Value, New Issues | $																					$ 1,213,819
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			606,910
Class of Warrant or Right Term			5 years 182 days
Class of Warrant or Right, Vesting Period			180 days
Proceeds from Issuance of Convertible Preferred Stock | $			$ 1,300,000
Conversion from Series C Convertible Preferred Stock to Common Stock [Member] | Subsequent Event [Member]
Convertible Preferred Stock, Shares Issued upon Conversion																		1.167						1.167
Conversion of Stock, Shares Issued																		1,250,269
The Convertible Notes [Member]
Debt Instrument Redemption Principal Amount | $												$ 933,074
Debt Instrument Redemption Premium Percentage												40.00%
Debt Instrument Redemption Price | $												$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates | $												$ 167,031
Series B Convertible Preferred Stock [Member]
Beneficial Ownership Limitation Percentage																					4.99%
Stock Issued During Period, Value, New Issues | $													$ 2,055,000
Stock Issued During Period, Shares, New Issues													20,550
Preferred Stock Par Value | $ / shares													$ 0.01
Preferred Stock Stated Value | $ / shares													$ 100
Preferred Stock, Shares Outstanding, Ending Balance																79,246		79,246			79,246	79,246	79,246	79,246
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance												0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance																647,819		0			647,819	0	647,819	0
Series A Warrants [Member] | Exchange Offer [Member]
Stock to be Issued for Exchange Offer, Shares, Maximum																															3,157,186
Cashless Exercise of Common Stock Warrants, Total											10.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														1,770,556
Exchange from Series B Warrants to Warrant Shares [Member] | Exchange Offer [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																															$ 0.01
Series B Warrants [Member] | Exchange Offer [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											1
Class of Warrant or Right Exercised During Period																	1,251,510
Stock Issued During Period, Shares, Warrants Exercised																	20,122
Cashless Exercise of Common Stock Warrants, Total											10.2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														18,059,671
Series D Warrants [Member] | The 2017 Public Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.25
Class of Warrant or Right, Issued per Unit						0.2
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																		589,747			660,522
Stock Issued During Period, Value, New Issues | $																		$ 29,000	$ 17,500		$ 17,500
Stock Issued During Period, Shares, New Issues																		2,900,000	1,750,000		1,750,000
Reverse Shares Issued for Escrow Pursuant to Termination of Agreement, Shares																			400,000		400,000
Common Stock [Member] | The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues | $																						$ 7,570
Stock Issued During Period, Shares, New Issues																						756,999
Common Stock [Member] | Over-Allotment Option [Member]
Shares Issued, Price Per Share | $ / shares																		$ 0.9497						$ 0.9497
Stock Issued During Period, Value, New Issues | $																		$ 2,153	$ 1,750		$ 1,750
Stock Issued During Period, Shares, New Issues																		215,247	175,000		175,000
Common Stock [Member] | Series A Warrants [Member]
Stock Issued During Period, Shares, Warrants Exercised																						2,318,663
Common Stock [Member] | Series B Warrants [Member]
Stock Issued During Period, Shares, Warrants Exercised																						628,237
Preferred Stock [Member]
Stock Issued During Period, Value, New Issues | $
Preferred Stock [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Value, New Issues | $
Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues | $																					$ 12,138
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stock Redeemed or Called During Period, Shares																		142,466
Payments for Repurchase of Convertible Preferred Stock | $																		$ 189,285
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member] | Private Placement [Member]
Shares Issued, Price Per Share | $ / shares			$ 1.071
Stock Issued During Period, Shares, New Issues			1,213,819
Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit												1
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.01
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 123.75					$ 123.75		$ 123.75
Cash Less Exercise Formula Definition of Letter C in the Formula Closing Bid Price Number of Trading Days Prior to the Time of Exercise																					2 days
Cash Less Exercise Formula Closing Bid Price Per Share Minimum to Be Used in the Formula | $ / shares																$ 0.43					$ 0.43		$ 0.43
Warrants Option to Settle in Cash Fair Value Disclosure | $ / shares																				$ 4.319
Class of Warrant or Right Exercised During Period																				6,141,115
Stock Issued During Period, Shares, Warrants Exercised																				2,318,663
Class of Warrant or Right, Outstanding																35,084					35,084		35,084
Class of Warrant or Right Cash less Exercise Common Stock Price That Would Result in a Dilutive Exercise | $ / shares																$ 0.43					$ 0.43		$ 0.43
Beneficial Ownership Limitation Percentage																					4.99%
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member]
Stock Issued During Period, Shares, Warrants Exercised																				564
Corporate Stock Transfer Inc. [Member] | Series B Convertible Preferred Stock [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit												1
Corporate Stock Transfer Inc. [Member] | Series A Convertible Preferred Stock [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit												4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right												1
Maximum [Member]
Underwriting Agreement Expenses Agreed to Reimburse the Underwriter | $												$ 70,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																609.38		$ 609.38			$ 609.38		609.38	609.38
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																		$ 596.25			$ 596.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		3.00%			2.40%	2.45%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																		10 years			10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																		$ 1.0044			$ 1.5489	$ 3.7195
Maximum [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		3 years			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		10 years			10 years
Maximum [Member] | Common Stock [Member]
Share Price | $ / shares																3,131.25					$ 3,131.25		3,131.25
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0		$ 0			0		$ 0	$ 0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																		$ 0.91			$ 1.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		2.33%			1.92%	1.46%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																		5 years			5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																		$ 0.4816			$ 0.6541	$ 1.6329
Minimum [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		3 years			3 years
Exchange Units [Member]
Unit Purchase Option Units Sold												1,666,667
Stock Issued During Period, Shares, Conversion of Convertible Securities												1,895,010
Exchange Units [Member] | Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												3,391
Exchange Units [Member] | Series A Warrants [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												7,580,040
Exchange Units [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												75,801
Exchange Units [Member] | Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												1,895,010
Exchange Units [Member] | Corporate Stock Transfer Inc. [Member]
Unit Purchase Option Units Issued												228,343
Stock Issued During Period, Shares, Conversion of Convertible Securities															135,995
Unit Purchase Option Number of Units Available for Underwriter to Purchase, Percentage												5.00%
Unit Purchase Option Number of Units Available For Underwriter to Purchase												83,333
Unit Purchase Option Exercise Price, Percentage												125.00%
Unit Purchase Option Exercise Price | $ / shares												$ 11.25
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		482,402			2,612,070	157,982
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																		$ 1.11			$ 1.45	$ 3.14
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																		1 year 120 days			2 years